Unaudited Condensed Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	6 Months Ended
	Sep. 30, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 CNY (¥)
Cash flows from operating activities:
Net cash provided by operating activities	¥ 329,799	$ 51,186	¥ 274,643
Cash flows from investing activities:
Purchase of property, plant and equipment	(6,288)	(976)	(11,413)
Proceeds from disposal of property, plant and equipment	55	9	93
Net cash used in investing activities	(6,233)	(967)	(11,320)
Cash flows from financing activities:
Payment for dividends to holder of non-controlling interests	(7,729)	(1,200)	(6,074)
Net cash used in financing activities	(7,729)	(1,200)	(6,074)
Effect of foreign currency exchange rate change on cash and cash equivalents	(1,003)	(156)	(1,119)
Net increase in cash and cash equivalents	314,834	48,863	256,130
Cash and cash equivalents at beginning of period	6,075,798	942,949	5,473,373
Cash and cash equivalents at end of period	6,390,632	991,812	5,729,503
Non-cash investing activities:
Property, plant and equipment acquired by non-current deposits	1,223	190	4,110
Supplemental disclosures of cash flow information:
Cash paid for income taxes	¥ 63,113	$ 9,794	¥ 52,628